Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term Borrowings [Abstract]
Schedule of Outstanding Short-Term Borrowings	The following table summarizes the Group’s outstanding short-term borrowings as of December 31, 2022 and 2023, respectively:
	December 31, 2022	December 31, 2023
	RMB	RMB
Bank borrowings	-	20,000

Schedule of Bank Borrowings	Bank borrowings
		Principal	Interest rate	December 31,
	Maturity date	amount	per annum	2022	2023
Bank of Nanjing (i)	May 22, 2021	2,620	5.22%	-	-
Bank of Nanjing (i)	June 11, 2021	7,380	7.63%	-	-
Bank of Beijing (ii)	May 27, 2022	5,000	4.55%	-	-
Bank of Beijing (ii)	June 2, 2022	5,000	4.55%	-	-
Bank of Beijing (ii)	June 29, 2023	10,000	3.70%	-	-
Bank of Beijing (iii)	Feb 13,2024	3,000	3.65%	-	3,000
Bank of Beijing (iii)	Apr 13, 2024	4,000	3.65%	-	4,000
Bank of Beijing (iii)	June 13, 2024	3,000	3.65%	-	3,000
Bank of Beijing (iv)	June 28, 2024	10000	3.55%	-	10,000
Total short-term borrowings				-	20,000
(i)	The Group was granted a RMB10.0 million credit facility that expired on April 22, 2021 to support its operations. The credit facility was guaranteed by Cheche Insurance and Mr. Lei Zhang (Note 22). There are no financial covenants for the credit facility. Under the credit facility, the Group drew down RMB2.6 million and RMB7.4 million on May 25, 2020 and June 12, 2020, respectively. The interest is payable on a monthly basis and the principal will be due upon maturity. These loans were eventually repaid on May 25, 2021 and June 15, 2021, respectively. Bank of Nanjing did not impose any penalty for these late repayments.

(ii)	The Group was granted a RMB10.0 million credit facility that expires on June 4, 2022 to support its operations. The credit facility was guaranteed by a third-party state-owned financial institution named Beijing Small and Medium Entity Financing Re-guarantee Co., Ltd. The Group paid guarantee fee and review fee for the guarantee service based on certain percentage of the related amount of loan and credit facility, respectively. There are no financial covenants for the credit facility. The interest is payable on a quarterly basis and the principal will be due upon maturity. Under the credit facility, the Group drew down RMB5.0 million and RMB5.0 million on June 11, 2020 and November 2, 2020, respectively. These two loans were fully repaid on May 27, 2021 and June 2, 2021. Afterwards, the Group drew down RMB5.0 million and RMB5.0 million on May 28, 2021 and June 3, 2021, respectively. These two loans were fully repaid on May 27, 2022 and June 2, 2022, respectively. Afterwards, the Group drew down RMB10.0 million on June 30, 2022, which was fully repaid on July 15, 2022.
(iii)	On June 23, 2022, the Group entered into an RMB10.0 million credit facility with the Bank of Beijing that will expire on June 22, 2024 to support its operations. Under this credit facility, the Group drew down RMB3.0 million, RMB4.0 million and RMB3.0 million on February 13, 2023, April 13, 2023 and June 13, 2023, respectively. The loans of RMB4.0 million and RMB3.0 million were repaid on February 7, 2024 and April 15, 2024, respectively. There are no financial covenants for the credit facility.
(iv)	On June 14, 2023, the Group entered into an RMB10.0 million credit facility with the Bank of Beijing that will expire on June 13, 2025 to support its operations, which was guaranteed by Beijing Cheche. Under this credit facility, the Group drew down RMB4.0 million and RMB6.0 million on June 29, 2023. There are no financial covenants for the credit facility.